Investments (Schedule Of Available-For-Sale Securities Investments Results)(Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, amoritzed cost	$ 7,900,000	$ 8,260,000
Available-for-sales securities, gross unrealized gains	16,860,000	16,500,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	24,760,000	24,760,000
Less: Deferred taxes on unrealized holding gains	6,744,000	6,600,000
Unrealized gains recorded in equity, net of deferred tax	10,116,000	9,900,000
Cement Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, amoritzed cost	2,940,000	4,190,000
Available-for-sales securities, gross unrealized gains	9,730,000	8,290,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	12,670,000	12,480,000
General Building Materials Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, amoritzed cost	3,600,000	3,600,000
Available-for-sales securities, gross unrealized gains	2,970,000	2,150,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	6,570,000	5,750,000
Oil And Gas Refining And Marketing Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, amoritzed cost	340,000	470,000
Available-for-sales securities, gross unrealized gains	4,090,000	6,060,000
Available-for-sale securities, gross unrealized losses	0	0
Available-for-sale securities, fair value	4,430,000	6,530,000
Residential Construction Industry [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale equity securities, amoritzed cost	1,020,000
Available-for-sales securities, gross unrealized gains	70,000
Available-for-sale securities, gross unrealized losses	0
Available-for-sale securities, fair value	$ 1,090,000